DESCRIPTION OF THE COMPANY (Details Narrative)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Terms of services

AOM is reimbursed for each approved “Unit of Service” provided, as determined by the Health Care Financing Administration (HCFA), the Department of Social Services and based upon a detailed Case Management, Plan of Care for each beneficiary. A unit of service for PCA services will be one-half hour. At least fifteen (15) minutes of service must be provided to the individual in order for AOM to bill for a unit of service. A maximum of 1,825 hours (3,650 half-hour units) per beneficiary, per year can be billed under the Medicaid waiver program.

Long Term Care (LTC) - Older population or anyone whose disability occurred after their 21st birthday. Reimbursement rate: $2.89/quarter hour

Early Periodic Screening Diagnostic Treatment (EPSDT) – This service is provided from 3 years of age or older until 21 years of age. Reimbursement rate: $2.53/quarter hour

Elderly and Young Adult Waiver (EDA) – This service is provided by age 22 and normally up through death of the client. Reimbursement rate: $2.83/quarter hour

New Opportunity Waiver (NOW) The longest running Medicaid Waiver program and has the most resources available for the clients.

Several programs within the NOW- Title 19.

Reimbursement rates:

IFS day program: $3.61/quarter hour

IFS night: $2.17quarter hour

IFS day x2: $2.72/quarter hour

IFS day x3: 2.36/quarter hour

IFS night x2: $1.52/quarter hour

Supervised Independent Living (SIL) - Clients live independently but with supervision and assistance from AOM trained staff. Activities of Daily Living skills are taught by staff to clients. Some clients go to day programs, some are employed, and some clients receive 24 hours/day personal care services. Reimbursement rate: 16.93/hour/daily care 24/7.